Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2015	2014
U.S. federal statutory rate	34.00%	35.00%
Warrant liability	3.71%	(23.70)%
State & local taxes	5.78%	5.02%
Tax on foreign operations	0.36%	0.20%
State research and development credits	1.47%	0.55%
Other	(3.11)%	(3.10)%
Valuation allowance	(42.21)%	(13.97)%
Effective tax rate	-	-

Significant components of the Company’s deferred tax assets as of December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$29,092,799	$27,935,165
Research and development credits	1,163,616	1,118,389
Nonqualified stock option compensation expense	374,769	1,913,673
Other temporary book - tax differences	258,445	436,178
Total deferred tax assets	30,889,629	31,403,405
Valuation allowance for deferred tax assets	(30,889,629)	(31,403,405)
Net deferred tax assets	$-	$-

A valuation allowance has been recognized to offset the Company’s net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required.

At December 31, 2015, the Company had Federal income tax net operating loss carryforwards of $76,656,025 and New Jersey income tax net operating loss carryforwards of $16,508,292. Foreign income tax net operating loss carryforwards were $7,448,287 as of December 31, 2015. The Company also had Federal research tax credit carryforwards of $1,163,616 at December 31, 2015 and $1,118,389 at December 31, 2014. The Company’s net operating losses and research credits may ultimately be limited by Section 382 of the code and, as a result, the may be unable to offset future taxable income (if any) with losses, or our tax liability with credits, before such losses and credits expire. The Federal and New Jersey net operating loss carryforwards and Federal tax credit carryforwards will expire at various times between 2015 and 2035 unless utilized.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions.

It is the Company’s policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.